Note 8 - Basic and Diluted Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2022	2021
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$(583)	$1,971

Shares used in computing basic income (loss) per share	3,899	3,899
Potentially dilutive shares from stock options	-	34
Shares used in computing diluted income (loss) per share	3,899	3,933

Income (loss) per share attributable to Avalon Holdings Corporation common shareholders
Basic net income (loss) per share	$(0.15)	$0.51
Diluted net income (loss) per share	$(0.15)	$0.50